UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manalapan Oracle Capital Management LLC

Address:  1451 Route 34, Suite 302
          Farmingdale, New Jersey 07727


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Nicholas Davidge
Title:  Principal
Phone:  (732) 282-9496


Signature, Place and Date of Signing:

/s/ Nicholas Davidge           Farmingdale, New Jersey     February 16, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total:   $172,850
                                         (thousands)


List of Other Included Managers:

      Form 13F File Number    Name

NONE

                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2009



COLUMN 1                      COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8

                              TITLE                     VALUE      SHRS OR  SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP     (X$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE      SHARED NONE
A123 SYS INC                  COM            03739T108     965      42,992  SH             SOLE     NONE       42,992
AEROPOSTALE                   COM            007865108     950      27,904  SH             SOLE     NONE       27,904
AEROVIRONMENT INC             COM            008073108     967      33,267  SH             SOLE     NONE       33,267
ALLSCRIPT MISYS HEALTCAR SOL  COM            01988P108   1,127      55,698  SH             SOLE     NONE       55,698
ALNYLAM PHARMACEUTICALS INC   COM            02043Q107   1,750      99,300  SH             SOLE     NONE       99,300
ASCENT SOLAR TECHNOLOGIES IN  COM            043635101     457      86,296  SH             SOLE     NONE       86,296
ATP OIL & GAS CORP            COM            00208J108   3,748     205,006  SH             SOLE     NONE      205,006
BANK OF AMERICA CORPORATION   COM            060505104   2,472     164,154  SH             SOLE     NONE      164,154
BARRICK GOLD CORP             COM            067901108   3,056      77,613  SH             SOLE     NONE       77,613
BPZ RESOURCES INC             COM            055639108   3,238     340,791  SH             SOLE     NONE      340,791
BRIGHAM EXPLORATION CO        COM            109178103     931      68,700  SH             SOLE     NONE       68,700
BRINKER INTL INC              COM            109641100   4,468     299,483  SH             SOLE     NONE      299,483
BURGER KING HLDGS INC         COM            121208201   1,425      75,733  SH             SOLE     NONE       75,733
CALGON CARBON CORP            COM            129603106   2,189     157,472  SH             SOLE     NONE      157,472
CAPITAL ONE FINL CORP         COM            14040H105     839      21,888  SH             SOLE     NONE       21,888
CBS CORP NEW                  CL B           124857202     805      57,290  SH             SOLE     NONE       57,290
CELERA CORP                   COM            15100E106   1,176     170,498  SH             SOLE     NONE      170,498
COEUR D ALENE MINES CORP IDA  COM NEW        192108504   1,306      72,317  SH             SOLE     NONE       72,317
COINSTAR INC                  COM            19259P300   1,098      39,507  SH             SOLE     NONE       39,507
COMVERGE INC                  COM            205859101   2,633     234,275  SH             SOLE     NONE      234,275
CONTINENTAL AIRLS INC         CL B           210795308     903      50,390  SH             SOLE     NONE       50,390
COOPER INDUSTRIES PLC         SHS            G24140108   2,281      53,483  SH             SOLE     NONE       53,483
DENBURY RES INC               COM NEW        247916208   3,663     247,518  SH             SOLE     NONE      247,518
DINEEQUITY INC                COM            254423106     558      22,983  SH             SOLE     NONE       22,983
DRESS BARN INC                COM            261570105   1,204      52,144  SH             SOLE     NONE       52,144
EDISON INTL                   COM            281020107   4,103     117,966  SH             SOLE     NONE      117,966
ELECTRONIC ARTS INC           COM            285512109   2,325     130,974  SH             SOLE     NONE      130,974
ENER1 INC                     COM NEW        29267A203   1,018     160,633  SH             SOLE     NONE      160,633
ENERGY RECOVERY INC           COM            29270J100   1,284     186,631  SH             SOLE     NONE      186,631
ENERNOC INC                   COM            292764107   2,919      96,049  SH             SOLE     NONE       96,049
FAIRCHILD SEMICONDUCTOR INTL  COM            303726103   4,794     479,926  SH             SOLE     NONE      479,926
FPL GROUP INC                 COM            302571104   1,116      21,125  SH             SOLE     NONE       21,125
FUELCELL ENERGY INC           COM            35952H106     397     105,538  SH             SOLE     NONE      105,538
GAMMON GOLD INC               COM            36467T106   1,938     176,016  SH             SOLE     NONE      176,016
GAP INC DEL                   COM            364760108   2,270     108,369  SH             SOLE     NONE      108,369
GARTNER INC                   COM            366651107   1,215      67,341  SH             SOLE     NONE       67,341
GENERAL MLS INC               COM            370334104   3,239      45,745  SH             SOLE     NONE       45,745
GMX RES INC                   COM            38011M108   1,277      92,933  SH             SOLE     NONE       92,933
GREAT BASIN GOLD LTD          COM            390124105   1,745   1,020,589  SH             SOLE     NONE    1,020,589
HALOZYME THERAPEUTICS INC     COM            40637H109     654     111,402  SH             SOLE     NONE      111,402
HEALTHWAYS INC                COM            422245100   2,036     110,990  SH             SOLE     NONE      110,990
ILLUMINA INC                  COM            452327109   1,263      41,177  SH             SOLE     NONE       41,177
INTEL CORP                    COM            458140100   1,403      68,799  SH             SOLE     NONE       68,799
ISIS PHARMACEUTICALS INC      COM            464330109   5,364     482,804  SH             SOLE     NONE      482,804
ITRON INC                     COM            465741106     981      14,524  SH             SOLE     NONE       14,524
JAGUAR MNG INC                COM            47009M103   1,259     112,524  SH             SOLE     NONE      112,524
JONES APPAREL GROUP INC       COM            480074103   1,008      62,738  SH             SOLE     NONE       62,738
KOHLS CORP                    COM            500255104     590      10,943  SH             SOLE     NONE       10,943
KROGER CO                     COM            501044101   2,870     139,815  SH             SOLE     NONE      139,815
KULICKE & SOFFA INDS INC      COM            501242101   1,929     357,810  SH             SOLE     NONE      357,810
LSI INDS INC                  COM            50216C108   1,184     150,260  SH             SOLE     NONE      150,260
MACYS INC                     COM            55616P104     774      46,182  SH             SOLE     NONE       46,182
MARVELL TECHNOLOGY GROUP LTD  ORD            G5876H105   1,409      67,917  SH             SOLE     NONE       67,917
MAXWELL TECHNOLOGIES INC      COM            577767106   1,628      91,244  SH             SOLE     NONE       91,244
MCDERMOTT INTL INC            COM            580037109   1,601      66,677  SH             SOLE     NONE       66,677
MEDASSETS INC                 COM            584045108     280      13,221  SH             SOLE     NONE       13,221
MELCO CROWN ENTMT LTD         ADR            585464100     741     220,520  SH             SOLE     NONE      220,520
METABOLIX INC                 COM            591018809     579      52,395  SH             SOLE     NONE       52,395
MORGAN STANLEY                COM NEW        617446448   4,114     139,000  SH             SOLE     NONE      139,000
MOSAIC CO                     COM            61945A107   1,601      26,805  SH             SOLE     NONE       26,805
MYRIAD GENETICS INC           COM            62855J104   1,434      54,959  SH             SOLE     NONE       54,959
NATIONAL FUEL GAS CO N J      COM            636180101   1,929      38,577  SH             SOLE     NONE       38,577
NATIONAL SEMICONDUCTOR CORP   COM            637640103   1,370      89,176  SH             SOLE     NONE       89,176
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103   1,887      46,366  SH             SOLE     NONE       46,366
NRG ENERGY INC                COM NEW        629377508   1,954      82,741  SH             SOLE     NONE       82,741
PEPSICO INC                   COM            713448108   4,635      76,239  SH             SOLE     NONE       76,239
PETROHAWK ENERGY CORP         COM            716495106   5,305     221,143  SH             SOLE     NONE      221,143
PFIZER INC                    COM            717081103   2,225     122,315  SH             SOLE     NONE      122,315
PROCTER & GAMBLE CO           COM            742718109   5,515      90,969  SH             SOLE     NONE       90,969
RF MICRODEVICES INC           COM            749941100   3,432     719,488  SH             SOLE     NONE      719,488
ROSETTA GENOMICS LTD          SHS            M82183100     250     142,685  SH             SOLE     NONE      142,685
RUBY TUESDAY INC              COM            781182100   2,174     301,984  SH             SOLE     NONE      301,984
RUTHS HOSPITALITY GROUP INC   COM            783332109     114      54,718  SH             SOLE     NONE       54,718
RYLAND GROUP INC              COM            783764103   1,486      75,451  SH             SOLE     NONE       75,451
SANGAMO BIOSCIENCES INC       COM            800677106     406      68,664  SH             SOLE     NONE       68,664
SHAW GROUP INC                COM            820280105   3,130     108,858  SH             SOLE     NONE      108,858
SPRINT NEXTEL CORP            COM SER 1      852061100     929     253,884  SH             SOLE     NONE      253,884
STONE ENERGY CORP             COM            861642106   1,660      91,989  SH             SOLE     NONE       91,989
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR  874039100   4,297     375,584  SH             SOLE     NONE      375,584
TASEKO MINES LTD              COM            876511106     949     224,821  SH             SOLE     NONE      224,821
THERMOGENESIS CORP            COM NEW        883623209     325     563,505  SH             SOLE     NONE      563,505
TITAN INTL INC ILL            COM            88830M102     961     118,495  SH             SOLE     NONE      118,495
TRINITY BIOTECH PLC           SPON ADR NEW   896438306     943     233,302  SH             SOLE     NONE      233,302
TRIQUINT SEMICONDUCTOR INC    COM            89674K103     663     110,430  SH             SOLE     NONE      110,430
UNIVERSAL DISPLAY CORP        COM            91347P105     742      60,006  SH             SOLE     NONE       60,006
UQM TECHNOLOGIES INC          COM            903213106   1,307     190,769  SH             SOLE     NONE      190,769
VEECO INSTRS INC DEL          COM            922417100   1,784      53,998  SH             SOLE     NONE       53,998
VERIZON COMMUNICATIONS INC    COM            92343V104   5,282     159,437  SH             SOLE     NONE      159,437
VICAL INC                     COM            925602104     507     154,097  SH             SOLE     NONE      154,097
WEATHERFORD INTERNATIONAL LT  REG            H27013103   3,705     206,858  SH             SOLE     NONE      206,858
WESTPORT INNOVATIONS INC      COM NEW        960908309   1,376     118,848  SH             SOLE     NONE      118,848
XTO ENERGY INC                COM            98385X106   3,055      65,663  SH             SOLE     NONE       65,663


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